Segment Reporting - Summary of Gross and Net Written and Earned Premiums, Underwriting Results, Ratios and Reserves for Each of Company's Business Segments (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Gross written premiums		$ 4,609.3		$ 3,967.6	$ 4,338.7
Net written premiums		2,942.6		2,581.9	2,896.0
Gross earned premiums		4,387.8		4,006.8	3,988.0
Net earned premiums		2,889.7		2,614.5	2,688.7
Losses and loss adjustment expenses		1,717.8		1,553.0	1,680.0
Acquisition costs		420.2		380.2	431.8
General and administrative expenses		405.9		354.5	386.5
Underwriting income (loss)		345.8		326.8	190.4
Corporate and other expenses		(97.3)		(114.0)	(71.7)
Non-operating expenses (2)		(29.9)		(35.1)	(36.0)
Net investment income (1)		318.0	[1]	275.7	188.1
Gain (loss) on investments		52.6		75.9	5.0
Realized and unrealized investment losses	[2]	(102.1)		(61.4)	(182.6)
Change in fair value of derivatives		(21.1)		26.1	(80.5)
Interest Expense, Debt		(62.1)		(55.2)	(43.7)
Net realized and unrealized foreign exchange gains		60.2		(36.2)	15.9
Other income		0.0		0.0	8.2
Other expenses		0.0		0.0	20.1
Income (loss) from operations before income taxes		464.1		402.6	(27.0)
Income Tax Expense (Benefit)		22.0		132.1	78.1
Net income/(loss)		486.1		534.7	51.1
Reserve for losses and loss adjustment expenses		8,122.6		7,810.6	7,710.9	$ 7,611.8
Net reserve for losses and LAE at the start of the year		$ 3,950.6		$ 3,232.8	$ 2,813.2	$ 4,313.7
Ratios
Loss ratio		59.40%		59.40%	62.50%
Acquisition cost ratio		14.50%		14.50%	16.10%
General and administrative expense ratio		14.00%		13.60%	14.40%
Expense ratio		28.50%		28.10%	30.50%
Combined ratio		87.90%		87.50%	93.00%
Reinsurance
Segment Reporting Information [Line Items]
Net written premiums		$ 1,275.7		$ 1,098.0	$ 1,426.4
Net earned premiums		1,305.7		1,154.5	1,251.8
Reserve for losses and loss adjustment expenses		1,691.5		1,373.1	1,360.7
Net reserve for losses and LAE at the start of the year		$ 1,691.5		$ 1,373.1	$ 1,360.7
Ratios
Loss ratio		56.80%		52.90%	61.50%
Acquisition cost ratio		17.40%		18.10%	20.20%
General and administrative expense ratio		10.90%		10.40%	11.40%
Expense ratio		28.30%		28.50%	31.60%
Combined ratio		85.10%		81.40%	93.10%
Insurance
Segment Reporting Information [Line Items]
Net written premiums		$ 1,666.9		$ 1,483.9	$ 1,469.6
Net earned premiums		1,584.0		1,460.0	1,436.9
Reserve for losses and loss adjustment expenses		2,259.1		1,859.7	1,452.5
Net reserve for losses and LAE at the start of the year		$ 2,259.1		$ 1,859.7	$ 1,452.5
Ratios
Loss ratio		61.60%		64.50%	63.30%
Acquisition cost ratio		12.20%		11.80%	12.50%
General and administrative expense ratio		16.70%		16.00%	17.00%
Expense ratio		28.90%		27.80%	29.50%
Combined ratio		90.50%		92.30%	92.80%
Operating Segments | Reinsurance
Segment Reporting Information [Line Items]
Gross written premiums		$ 1,885.8		$ 1,521.0	$ 1,807.0
Net written premiums		1,275.7		1,098.0	1,426.4
Gross earned premiums		1,822.1		1,562.0	1,617.2
Net earned premiums		1,305.7		1,154.5	1,251.8
Losses and loss adjustment expenses		741.3		611.1	770.3
Acquisition costs		227.0		208.6	252.4
General and administrative expenses		141.7		120.6	142.5
Underwriting income (loss)		195.7		214.2	86.6
Operating Segments | Insurance
Segment Reporting Information [Line Items]
Gross written premiums		2,723.5		2,446.6	2,531.7
Net written premiums		1,666.9		1,483.9	1,469.6
Gross earned premiums		2,565.7		2,444.8	2,370.8
Net earned premiums		1,584.0		1,460.0	1,436.9
Losses and loss adjustment expenses		976.5		941.9	909.7
Acquisition costs		193.2		171.6	179.4
General and administrative expenses		264.2		233.9	244.0
Underwriting income (loss)		$ 150.1		$ 112.6	$ 103.8

[1]	Net investment income includes related party net investment income of $15.2 million (2023 — $19.6 million, 2022 — $3.1 million) and related party investment management fees of $9.2 million (2023 — $9.4 million, 2022 — $4.9 million).
[2]	Realized and unrealized investments gains includes gains of $2.5 million on related party investments (2023 — gains of $8.7 million, 2022 — loss of $0.4 million).